Note 6 - Subordinated Notes Payable	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
6.	Subordinated notes payable:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2022	2021	2021

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 12), effective interest rate of 10.41%, maturing March 2029.	$4,903	$4,898	$4,894

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of USD $75.0 million, effective interest rate of 5.38%, maturing May 2031.	93,507	90,374	89,498

	$98,410	$95,272	$94,392